Stockholders' Equity - Changes in Stock Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in stock options outstanding
Outstanding, Beginning Balance (in shares)	1,210,209
Granted (in shares)	461,366	524,463	904,158
Exercised (in shares)	(98,523)
Forfeited or expired (in shares)	(385,222)
Outstanding, Ending Balance (in shares)	1,187,830	1,210,209
Fully vested and expected to vest (in shares)	1,116,047.4
Exercisable (in shares)	470,004
Beginning Balance, Weighted Average Exercise Price	$ 5.82
Granted, Weighted Average Exercise Price	8.40
Exercised, Weighted Average Exercise Price	3.13
Forfeited or expired, Weighted Average Exercise Price	6.42
Ending Balance, Weighted Average Exercise Price	6.85	$ 5.82
Fully vested and expected to vest, Weighted Average Exercise Price	6.80
Exercisable, Weighted Average Exercise Price	$ 5.72
Outstanding, Aggregate Intrinsic Value	$ 1,553
Fully vested and expected to vest, Aggregate Intrinsic Value	1,503
Exercisable, Aggregate Intrinsic Value	$ 1,058
Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 1 month 6 days
Fully vested and expected to vest, Weighted Average Remaining Contractual Life in Years	7 years
Exercisable, Weighted Average Remaining Contractual Life in Years	4 years 3 months 18 days